UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-06260)

Quaker Investment Trust
(Exact name of registrant as specified in charter)

2500 Weston Road, Suite 101
Weston, FL 33331
(Address of principal executive offices) (Zip code)

Alyssa Greenspan
Quaker Investment Trust
2500 Weston Road, Suite 101
Weston, FL 33331
(Name and address of agent for service)

(800) 220-8888
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2021

Date of reporting period:  December 31, 2020

Item 1. Reports to Stockholders.

(a)  Semi-Annual Report

Semi-Annual Report 2020

THE QUAKER INVESTMENT TRUST

December 31, 2020

CCM Core Impact Equity Fund
(Formerly Quaker Impact Growth Fund)

CCM Small/Mid-Cap Impact Value Fund
(Formerly Quaker Small/Mid-Cap Impact Value Fund)

Mutual fund investing involves risk. Principal loss is possible.  Equity securities are subject to price fluctuation. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The Funds invest in companies that appear to be “undervalued” in the marketplace.  The Funds’ exposure to (MLPs) may subject the Funds to greater volatility than investments in traditional securities.

This report must be preceded or accompanied by a current prospectus.

The opinions expressed are those of the adviser through the end of the period for this report, are subject to change, are not a guarantee, and should not be considered investment advice.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security.  Current and future holdings are subject to risk.

Table of Contents

Performance Update:
CCM Core Impact Equity Fund	2
CCM Small/Mid-Cap Impact Value Fund	4
Expense Information	6
Schedules of Investments	7
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	15
Notes to the Financial Statements	19
Statement Regarding Basis for Approval of Investment Advisory Contract	25
Statement Regarding Liquidity Risk Management Program	26
General Information	27

Performance Update (unaudited)

CCM Core Impact Equity Fund
(QUAGX, QAGIX)
(Formerly Quaker Impact Growth Fund)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Fund, seeks to provide long-term growth of capital. The Fund’s principal holdings are large companies that demonstrate long term ability to compound earnings at higher rates than the broader market, regardless of industry. The Fund is managed independent of any index sector weightings. The Fund investments will be centered on US-domestic based companies although the Fund has the ability to invest internationally as well. The Fund will under normal market conditions, employ a tactical allocation philosophy.

Average Annualized Total Return
					Inception
					through
	Expense Ratio*	Inception Date	One Year	Three Years	12/31/20+
Advisor Class	2.09%	1/1/18	18.71%	13.62%	13.62%
Institutional Class	1.84%	1/1/18	19.02%	13.91%	13.91%
S&P 500® Total Return Index**			18.40%	14.18%	14.18%

*	As stated in the Prospectus dated October 28, 2020.
**	The benchmark since inception returns are calculated since inception of January 1, 2018 through December 31, 2020.
+
The Fund amended and restated its Registration Statement to change the performance reporting history. The inception date for the Fund’s performance history is now January 1, 2018, the date Community Capital Management, Inc. became the new investment adviser to the Fund.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.ccminvests.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The S&P 500® Total Return Index (“S&P 500® Index”) is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The S&P 500® Index assumes reinvestment of all dividends and distributions.

2020 SEMI-ANNUAL REPORT

Performance Update (unaudited) (continued)

CCM Core Impact Equity Fund
(QUAGX, QAGIX)
(Formerly Quaker Impact Growth Fund)

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2020
$65,471,388
Top 10 Holdings* (% of net assets)
Microsoft Corp.	6.1%
Amazon.com Inc.	6.0%
Apple Inc.	5.1%
Facebook Inc. Cl A	4.6%
Discover Financial Services	3.1%
Dell Technologies Inc.	3.0%
Alphabet Inc. Cl A	3.0%
Alphabet Inc. Cl C	2.9%
Berkshire Hathaway Inc. Cl B	2.8%
BlackRock Inc.	2.8%
% Fund Total	39.4%
* Includes Long-Term Investments only.

Sectors (% of net assets)

2020 SEMI-ANNUAL REPORT

Performance Update (unaudited)

CCM Small/Mid-Cap Impact Value Fund
(QUSVX, QSVIX)
(Formerly Quaker Small/Mid-Cap Impact Value Fund)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Fund, seeks to provide long-term growth of capital. Under normal circumstances, the Fund will invest at least 80% of its assets, plus the amount of any borrowings for investment purposes, in the securities of small- and mid-cap U.S. companies.  The Fund generally considers small- and mid-cap companies to be those companies represented by the Russell  2500® Index.

Average Annualized Total Return
						Inception
	Gross	Net				through
	Expense Ratio*	Expense Ratio*	Inception Date	One Year	Three Years	12/31/20+
Advisor Class	2.66%	1.83%	1/1/18	-20.05%	-2.37%	-2.37%
Institutional Class	2.41%	1.58%	1/1/18	-19.85%	-2.12%	-2.12%
Russell 2500® Value Index**				4.88%	4.34%	4.34%
Russell 2500® Index**				19.99%	11.33%	11.33%

*
As stated in the Prospectus dated October 28, 2020. The Adviser has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any Rule 12b-1 fees, taxes, interest, acquired fund fees and expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, liquidations and other extraordinary expenses) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Fund’s average daily net assets through October 28, 2021.  Pursuant to its expense limitation agreement with the Fund, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid.  These waivers and reimbursements may be terminated at any time with respect to the Fund by its Board of Trustees upon sixty (60) days’ written notice to the Adviser without payment of any penalty and shall automatically terminate upon the termination of the Fund's advisory contract with the Adviser.

**	The benchmarks since inception returns are calculated since inception of January 1, 2018 through December 31, 2020.
+
The Fund amended and restated its Registration Statement to change the performance reporting history. The inception date for the Fund’s performance history is now January 1, 2018, the date Community Capital Management, Inc. became the new investment adviser to the Fund.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.ccminvests.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The Russell 2500® Index is a widely recognized, unmanaged index comprised of the smallest 2500 companies represented in the Russell 3000® Index.

2020 SEMI-ANNUAL REPORT

Performance Update (unaudited) (continued)

CCM Small/Mid-Cap Impact Value Fund
(QUSVX, QSVIX)
(Formerly Quaker Small/Mid-Cap Impact Value Fund)

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2020
$19,144,264
Top 10 Holdings* (% of net assets)
Independence Realty Trust Inc.	6.3%
Enviva Partners LP	5.9%
Skyline Champion Corp.	5.2%
Raymond James Financial Inc.	4.8%
AGNC Investment Corp.,
6.125%, Perpetual Preferred	4.7%
Crestwood Equity Partners LP	4.4%
Crestwood Equity Partners LP,
9.250%, Pepetual Preferred	3.9%
Liberty Media Corp-Liberty SiriusXM Cl A	3.8%
Starwood Property Trust Inc.	3.8%
Two Harbors Investment Corp.,
7.250%, Perpetual Preferred	3.8%
% Fund Total	46.6%
* Includes Long-Term Investments only.

Sectors (% of net assets)

2020 SEMI-ANNUAL REPORT

Expense Information (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2020 through December 31, 2020.

ACTUAL EXPENSES

The first section of each table below provides information about actual account values and actual expenses for each of the Funds.  You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number  in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund to other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Annualized	Ending
		Account Value	Expense Ratio	Account Value	Expenses Paid
		(7/1/2020)	for the Period	(12/31/2020)	During Period*
CCM Core Impact Equity Fund (Formerly Quaker Impact Growth Fund)
Example based on actual return of:
Advisor Class	25.03%	$1,000.00	2.05%	$1,250.30	$11.63
Institutional Class	25.16%	1,000.00	1.80%	1,251.60	10.22
Hypothetical example based on assumed 5% return:
Advisor Class		1,000.00	2.05%	1,014.87	10.41
Institutional Class		1,000.00	1.80%	1,016.13	9.15
CCM Small/Mid-Cap Impact Value Fund (Formerly Quaker Small/Mid-Cap Impact Value Fund)
Example based on actual return of:
Advisor Class	24.55%	1,000.00	1.55%	1,245.50	8.77
Institutional Class	24.69%	1,000.00	1.30%	1,246.90	7.36
Hypothetical example based on assumed 5% return:
Advisor Class		1,000.00	1.55%	1,017.39	7.88
Institutional Class		1,000.00	1.30%	1,018.65	6.61
*
Expenses are equal to the Funds’ annualized six-month expense ratios multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half year (184) divided by 365 to reflect the one-half year period.

2020 SEMI-ANNUAL REPORT

Schedule of Investments

CCM Core Impact Equity Fund
(Formerly Quaker Impact Growth Fund)
December 31, 2020 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 96.9%
Common Stocks — 92.5%
Communications — 19.8%
E-Commerce/Products — 6.0%
Amazon.com Inc. (a)	1,200	$3,908,316
Internet Content-Entertainment — 4.6%
Facebook Inc. Cl A (a)	11,000	3,004,760
Internet Content-Info/News — 2.0%
Tencent Holdings Ltd. - ADR f	18,000	1,294,020
Radio — 1.3%
Liberty Media Corp.-
Liberty SiriusXM Cl A (a)	20,000	863,800
Web Portals/Internet Service Providers — 5.9%
Alphabet Inc. Cl A (a)	1,102	1,931,409
Alphabet Inc. Cl C (a)	1,100	1,927,068
		3,858,477
Total Communications
(Cost $8,084,617)		12,929,373
Consumer, Cyclical — 6.2%
Athletic Footwear — 0.6%
adidas AG -SP-ADR (a) f	2,000	365,980
Distribution/Wholesale — 1.4%
IAA Inc. (a)	6,000	389,880
LKQ Corp. (a)	15,000	528,600
		918,480
Retail-Automobile — 2.2%
Asbury Automotive Group Inc. (a)	6,000	874,440
Lithia Motors Inc.	2,000	585,340
		1,459,780
Retail-Building Products — 0.6%
The Home Depot Inc.	1,435	381,165
Retail-Restaurants — 1.4%
Starbucks Corp.	8,844	946,131
Total Consumer, Cyclical
(Cost $3,009,562)		4,071,536
Consumer, Non-cyclical — 20.6%
Brewery — 1.0%
Constellation Brands Inc.	3,000	657,150
Commercial Services — 1.4%
Quanta Services Inc.	12,500	900,250
Commercial Services-Finance — 2.8%
FleetCor Technologies Inc. (a)	2,500	682,075
PayPal Holdings Inc. (a)	4,998	1,170,532
		1,852,607
Diagnostic Equipment — 1.5%
Thermo Fisher Scientific Inc.	2,181	1,015,866
Drug Delivery Systems — 0.5%
Becton Dickinson and Co.	1,437	359,566
Medical Instruments — 2.4%
Boston Scientific Corp. (a)	14,000	503,300
Edwards Lifesciences Corp. (a)	3,810	347,586
Intuitive Surgical Inc. (a)	854	698,658
		1,549,544
Medical Products — 1.8%
The Cooper Cos. Inc.	1,479	537,350
LivaNova PLC (a) f	3,000	198,630
Stryker Corp.	1,956	479,298
		1,215,278
Medical-Biomedical/Genetics — 0.9%
Amgen Inc.	2,600	597,792
Medical-Drugs — 3.3%
Bristol-Myers Squibb Co.	19,000	1,178,570
Merck & Co Inc.	12,000	981,600
		2,160,170
Medical-Health Maintenance Organization — 1.9%
Anthem Inc.	3,800	1,220,142
Medical-Wholesale Drug Distributors — 1.4%
AmerisourceBergen Corp.	6,000	586,560
McKesson Corp.	1,800	313,056
		899,616
Pharmacy Services — 1.5%
Cigna Corp.	4,600	957,628
Rental Auto/Equipment — 0.2%
The Aaron’s Co. Inc (a)	6,800	128,928
Total Consumer, Non-cyclical
(Cost $10,337,389)		13,514,537
Energy — 2.4%
Energy-Alternate Sources — 1.2%
Enviva Partners LP	18,000	817,560
Pipelines — 1.2%
Crestwood Equity Partners LP	41,100	780,078
Total Energy
(Cost $1,595,438)		1,597,638
Financial — 21.9%
Commercial Banks — 1.5%
Financial Institutions Inc.	22,734	511,515
Signature Bank	3,500	473,515
		985,030
Diversified Banking Institutions — 1.7%
JPMorgan Chase & Co.	9,000	1,143,630
Finance-Credit Card — 5.7%
Discover Financial Services	22,500	2,036,925
Visa Inc. Cl A	7,600	1,662,348
		3,699,273
Finance-Leasing Company — 1.3%
PROG Holdings Inc.	16,000	861,920

The accompanying notes are an integral part of the financial statements.

2020 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

CCM Core Impact Equity Fund
(Formerly Quaker Impact Growth Fund)
December 31, 2020 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 92.5% (Continued)
Insurance Brokers — 1.0%
Willis Towers Watson PLC f	3,000	$632,040
Investment Management/Advisory Services — 5.3%
Ameriprise Financial Inc.	4,750	923,067
BlackRock Inc.	2,500	1,803,850
Raymond James Financial Inc.	7,885	754,358
		3,481,275
Multi-line Insurance — 1.1%
Chubb Ltd. f	4,500	692,640
Property/Casualty Insurance — 4.3%
Berkshire Hathaway Inc. Cl B (a)	8,000	1,854,960
Fidelity National Financial Inc.	25,000	977,250
		2,832,210
Total Financial
(Cost $11,125,958)		14,328,018
Industrial — 1.1%
Instruments-Scientific — 1.1%
PerkinElmer Inc.	5,115	734,003
Total Industrial
(Cost $398,034)		734,003
Technology — 17.4%
Applications Software — 6.7%
Microsoft Corp.	18,000	4,003,560
salesforce.com Inc. (a)	1,600	356,048
		4,359,608
Computers — 8.1%
Apple Inc.	25,000	3,317,250
Dell Technologies Inc. (a)	27,000	1,978,830
		5,296,080
Data Processing/Management — 0.0%
ImageWare Systems Inc. (a)	125,000	9,813
Electronic Components-Semiconducters — 1.0%
NVIDIA Corp.	1,250	652,750
Electronic Forms — 1.6%
Adobe Inc. (a)	2,087	1,043,750
Total Technology
(Cost $5,546,522)		11,362,001
Utilities — 3.1%
Electric-Generation — 1.4%
Brookfield Renewable Corp. f	3,854	224,544
Brookfield Renewable Partners LP f	15,414	665,114
		889,658
Electric-Integrated — 1.7%
NextEra Energy Inc.	14,800	1,141,820
Total Utilities
(Cost $1,176,560)		2,031,478
Total Common Stocks
(Cost $41,274,080)		60,568,584
Real Estate Investment Trusts — 4.4%
Apartments — 2.1%
Independence Realty Trust Inc.	100,000	1,343,000
Diversified — 2.1%
American Tower Corp.	1,400	314,244
Equinix Inc.	990	707,038
WP Carey Inc.	5,000	352,900
		1,374,182
Mortgage — 0.2%
Starwood Property Trust Inc.	7,519	145,117
Total Real Estate Investment Trusts
(Cost $2,201,176)		2,862,299
Escrow Shares — 0.0%
Consumer, Cyclical — 0.0%
Airlines — 0.0%
AMR Corp. Escrow (a)*^	218,835	19,695
Total Escrow Shares
(Cost $24,535)		19,695
	Par
	Value
Escrow Notes — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
CB Trailer Bridge Inc.
(Toys R Us) (a)+*^	$66,000	0
Total Escrow Notes
(Cost $65,792)		0
Total Long-Term Investments
(Cost $43,565,583)		63,450,578
	Number
	of Shares
Short-Term Investments — 3.1%
Money Market Fund — 3.1%
First American Government
Obligations Fund, Cl X 0.040% (b)	2,043,948	2,043,948
Total Short-Term Investments
(Cost $2,043,948)		2,043,948
Total Investments
(Cost $45,609,531) — 100.0%		65,494,526
Liabilities in Excess
of Other Assets, Net 0.0%		(23,138)
Total Net Assets — 100.0%		$65,471,388

ADR - Unsponsored American Depositary Receipt
SP-ADR - Sponsored American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized 7 day yield as of December 31, 2020.
f	Foreign issued security.
+	Default Security.
*	Indicates an illiquid security. Total market value for illiquid securities is $19,695 representing 0.0% of net assets.
^	Indicates a fair valued security. Total market value for fair valued securities is $19,695, representing 0.0% of net assets and level 3 securities.

The accompanying notes are an integral part of the financial statements.

2020 SEMI-ANNUAL REPORT

Schedule of Investments

CCM Small/Mid-Cap Impact Value Fund
(Formerly Quaker Small/Mid-Cap Impact Value Fund)
December 31, 2020 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 96.4%
Common Stocks — 61.3%
Communications — 3.8%
Radio — 3.8%
Liberty Media Corp.-Liberty SiriusXM Cl A (a)	17,000	$734,230
Total Communications
(Cost $612,361)		734,230
Consumer, Cyclical — 11.2%
Building-Mobil Home/Manufactured Housing — 5.2%
Skyline Champion Corp. (a)	32,000	990,080
Distribution/Wholesale — 2.1%
IAA Inc. (a)	2,000	129,960
LKQ Corp. (a)	7,500	264,300
		394,260
Retail-Automobile — 3.9%
Asbury Automotive Group Inc. (a)	3,000	437,220
Group 1 Automotive Inc.	2,440	319,982
		757,202
Total Consumer, Cyclical
(Cost $1,554,028)		2,141,542
Consumer, Non-cyclical — 6.0%
Commercial Services — 1.3%
Quanta Services Inc.	3,500	252,070
Medical Products — 1.6%
LivaNova PLC (a) f	4,500	297,945
Medical-Health Maintenance Organization — 2.5%
Centene Corp. (a)	8,000	480,240
Medical-Hospitals — 0.0%
Nobilis Health Corp. (a) f	38,393	46
Rental Auto/Equipment — 0.6%
The Aaron’s Co. Inc. (a)	6,000	113,760
Total Consumer, Non-cyclical
(Cost $1,126,311)		1,144,061
Energy — 10.3%
Energy-Alternate Sources — 5.9%
Enviva Partners LP	25,000	1,135,500
Pipelines — 4.4%
Crestwood Equity Partners LP	44,000	835,120
Total Energy
(Cost $1,862,441)		1,970,620
Financial — 27.9%
Commercial Banks — 4.3%
Financial Institutions Inc.	13,547	304,807
Synovus Financial Corp.	16,000	517,920
		822,727
Finance-Credit Card — 1.7%
Discover Financial Services	3,600	325,908
Finance-Leasing Company — 2.8%
PROG Holdings Inc.	10,000	538,700
Investment Management/Advisory Services — 8.4%
Ameriprise Financial Inc.	3,500	680,155
Raymond James Financial Inc.	9,700	927,999
		1,608,154
Property/Casualty Insurance — 7.0%
Ambac Financial Group Inc. (a)	16,000	246,080
Fidelity National Financial Inc.	17,500	684,075
Tiptree Inc.	80,000	401,600
		1,331,755
Real Estate Operations/Development — 1.5%
Invesque Inc. f	158,000	289,140
Savings & Loans/Thrifts — 2.2%
TFS Financial Corp.	24,000	423,120
Total Financial
(Cost $5,681,820)		5,339,504
Industrial — 2.1%
Machinery-General Industrial — 2.1%
Wabtec Corp.	5,500	402,600
Total Industrial
(Cost $400,514)		402,600
Technology — 0.0%
Data Processing/Management — 0.0%
ImageWare Systems Inc. (a)	30,000	2,355
Total Technology
(Cost $33,000)		2,355
Total Common Stocks
(Cost $11,270,475)		11,734,912
Preferred Stocks — 7.1%
Energy — 3.9%
Pipelines — 3.9%
Crestwood Equity Partners LP,
9.250%, Perpetual	99,909	746,320
Total Energy
(Cost $712,016)		746,320
Financial — 3.2%
Mortgage & Related Services — 3.2%
Federal National Mortgage Association,
8.250%, Perpetual (a)	25,000	192,000
Federal National Mortgage Association,
8.250%, Perpetual (a) ▲	50,000	429,000
Total Financial
(Cost $684,614)		621,000
Total Preferred Stocks
(Cost $1,396,630)		1,367,320
Real Estate Investment Trusts — 28.0%
Apartments — 9.0%
Independence Realty Trust Inc.	90,000	1,208,700
Mid-America Apartment Communities Inc.	4,000	506,760
		1,715,460

The accompanying notes are an integral part of the financial statements.

2020 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

CCM Small/Mid-Cap Impact Value Fund
(Formerly Quaker Small/Mid-Cap Impact Value Fund)
December 31, 2020 (Unaudited)

	Number	Fair
	of Shares	Value
Real Estate Investment Trusts — 28.0% (Continued)
Diversified — 3.0%
WP Carey Inc.	8,250	$582,285
Mortgage — 13.9%
AG Mortgage Investment Trust Inc.,
8.000%, Perpetual Preferred ▲	7,000	136,080
AGNC Investment Corp., 6.125%,
Perpetual Preferred ▲	38,000	907,820
Annaly Capital Management Inc.	20,000	169,000
Starwood Property Trust Inc.	38,000	733,400
Two Harbors Investment Corp.,
7.250%, Perpetual Preferred ▲	31,500	719,775
		2,666,075
Office Property — 2.1%
Alexandria Real Estate Equities Inc.	2,250	400,995
Total Real Estate Investment Trusts
(Cost $4,474,025)		5,364,815
Total Long-Term Investments
(Cost $17,141,130)		18,467,047
Short-Term Investments — 2.8%
Money Market Fund — 2.8%
First American Government
Obligations Fund, Cl X 0.040% (b)	530,043	530,043
Total Short-Term Investments
(Cost $530,043)		530,043
Total Investments
(Cost $17,671,173) — 99.2%		18,997,090
Other Assets in Excess
of Liabilities, Net 0.8%		147,174
Total Net Assets — 100.0%		$19,144,264

(a)	Non-income producing security.
(b)	The rate quoted is the annualized 7 day yield as of December 31, 2020.
f	Foreign issued security.
▲	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

The accompanying notes are an integral part of the financial statements.

2020 SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2020 (Unaudited)

		CCM Small/Mid-Cap
	CCM Core Impact	Impact Value Fund
	Equity Fund	(Formerly Quaker
	(Formerly Quaker	Small/Mid-Cap
	Impact Growth Fund)	Impact Value Fund)
ASSETS:
Investments, at value	$65,494,526	$18,997,090
Cash	4,891	325
Due from advisor (Note 3)	—	1,021
Receivables:
Dividends and interest	55,153	69,862
Investment securities sold	—	66,991
Capital shares sold	8,917	27
Prepaid expenses and other assets	61,891	36,735
Total assets	65,625,378	19,172,051

LIABILITIES:
Payables:
Due to advisor (Note 3)	41,172	—
Capital shares redeemed	34,498	—
Distribution fees	11,555	1,322
Transfer agent fees	27,242	9,763
Trustee fees	18,576	6,835
Fund administration and accounting fees	16,015	5,770
Accrued expenses	4,932	4,097
Total liabilities	153,990	27,787
Net assets	$65,471,388	$19,144,264

NET ASSETS CONSIST OF:
Paid-in capital	$40,087,218	$23,955,466
Total distributable earnings (losses)	25,384,170	(4,811,202)
Total net assets	$65,471,388	$19,144,264
Total investments, at cost	$45,609,531	$17,671,173
Advisor Class shares:
Net assets	$55,145,257	$6,212,158
Shares of beneficial interest outstanding(1)	1,257,736	439,751
Net asset value per share and redemption price per share	$43.85	$14.13
Institutional Class Shares:
Net assets	$10,326,131	$12,932,106
Shares of beneficial interest outstanding(1)	223,048	830,233
Net asset value per share and redemption price per share	$46.30	$15.58

(1)	Unlimited number of shares of beneficial interest with no par value authorized.

The accompanying notes are an integral part of the financial statements.

2020 SEMI-ANNUAL REPORT

Statements of Operations

For the Six-Month Period Ended December 31, 2020 (Unaudited)

		CCM Small/Mid-Cap
	CCM Core Impact	Impact Value Fund
	Equity Fund	(Formerly Quaker
	(Formerly Quaker	Small/Mid-Cap
	Impact Growth Fund)	Impact Value Fund)
INVESTMENT INCOME (LOSS)
Income:
Dividends (net of foreign withholding taxes)	$291,562	$225,843
Interest	784	209
Total income	292,346	226,052
Expenses:
Investment advisory fees (Note 3)	232,597	85,073
Transfer agent fees	68,794	23,215
Distribution fee - Advisor Class	65,464	7,430
Funds administration and accounting fees	47,856	16,089
Insurance	42,848	16,450
Trustee fees	38,641	11,770
Shareholder servicing fees	29,889	8,152
Chief Compliance Officer fees	24,433	11,966
Legal fees	24,425	7,514
Registration and filing expenses	19,646	19,397
Printing expenses	13,264	10,656
Audit fees	11,513	3,611
Custody fees	2,139	2,350
Other operating expenses	1,391	3,302
Total expenses	622,900	226,975
Investment advisory fees reimbursed (Note 3)	—	(96,663)
Net expenses	622,900	130,312
Net investment income (loss)	(330,554)	95,740

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments:
Securities	6,206,453	680,617
Foreign currency transactions	—	—
Net realized gain (loss) on investments	6,206,453	680,617
Net change in unrealized appreciation (depreciation) of investments:
Securities	7,722,496	3,363,558
Net realized and unrealized gain (loss) on investments	13,928,949	4,044,175
Net increase in net assets resulting from operations	$13,598,395	$4,139,915
(Foreign withholding taxes on dividends/tax reclaims/interest)	$(2,490)	$—

The accompanying notes are an integral part of the financial statements.

2020 SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

CCM Core Impact Equity Fund
(Formerly Quaker Impact Growth Fund)

	(unaudited)
	For the	For the
	Six-Month Period Ended	Year Ended
	December 31, 2020	June 30, 2020
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(330,554)	$(551,275)
Net realized gain (loss) on investment transactions:
Securities	6,206,453	1,013,407
Foreign currency transactions	—	139
Net change in unrealized appreciation
(depreciation) of investment transactions:
Securities	7,722,496	2,442,904
Net increase (decrease) in net assets resulting from operations	13,598,395	2,905,175
Distributions to shareholders from:
Advisor Class	(366,465)	(959,644)
Institutional Class	(65,100)	(159,052)
Total distributions	(431,565)	(1,118,696)
Capital share transactions:
Increase (decrease) in net assets from fund share transactions (Note 8)	(4,032,426)	(7,487,483)
Total increase (decrease) in net assets	9,134,404	(5,701,004)

NET ASSETS
Beginning of Period	56,336,984	62,037,988
End of Period	$65,471,388	$56,336,984

The accompanying notes are an integral part of the financial statements.

2020 SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

CCM Small/Mid-Cap Impact Value Fund
(Formerly Quaker Small/Mid-Cap Impact Value Fund)

	(unaudited)
	For the	For the
	Six-Month Period Ended	Year Ended
	December 31, 2020	June 30, 2020
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$95,740	$160,234
Net realized gain (loss) on investment transactions:
Securities	680,617	(6,032,512)
Foreign currency transactions	—	—
Net change in unrealized appreciation
(depreciation) of investment transactions:
Securities	3,363,558	(2,793,218)
Net increase (decrease) in net assets resulting from operations	4,139,915	(8,665,496)
Distributions to shareholders from:
Advisor Class	(79,469)	(675,516)
Institutional Class	(184,600)	(1,222,174)
Total distributions	(264,069)	(1,897,690)
Capital share transactions:
Increase (decrease) in net assets from fund share transactions (Note 8)	(3,320,211)	9,165,439
Total increase (decrease) in net assets	555,635	(1,397,747)

NET ASSETS
Beginning of Period	18,588,629	19,986,376
End of Period	$19,144,264	$18,588,629

The accompanying notes are an integral part of the financial statements.

2020 SEMI-ANNUAL REPORT

Financial Highlights

CCM Core Impact Equity Fund
(Formerly Quaker Impact Growth Fund)
(For a Share Outstanding Throughout each Period)

	Advisor Class
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2020 to		Years Ended June 30,
	December 31,
	2020		2020	2019	2018	2017		2016
Net asset value, beginning of period	$35.31		$34.22	$31.87	$27.86	$23.80		$26.55
Income from investment operations:
Net investment income (loss)(1)	(0.22)		(0.34)	(0.30)	(0.24)	(0.07)		(0.32)
Net realized and unrealized gain (loss) on investments	9.05		2.10	2.65	4.25	4.13		(2.43)
Total from investment operations	8.83		1.76	2.35	4.01	4.06		(2.75)
Distributions to shareholders from:
Net investment income	—		—	—	—	—		—
Net realized capital gain	(0.29)		(0.67)	—	—	—		—
Total distributions	(0.29)		(0.67)	—	—	—		—
Net asset value, end of period	$43.85		$35.31	$34.22	$31.87	$27.86		$23.80
Total Return(2)	25.03	%*	5.05%	7.37%	14.39%	17.01%		(10.36)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$55,145		$47,731	$53,292	$44,964	$49,859		$57,159
Ratio of expenses to average net assets:
Before expense reimbursements or recoveries	2.05	%**	2.09%	2.48%	2.30%	2.34	%(3)(4)	2.30	%(3)(4)
After expense reimbursements or recoveries	2.05	%**	2.09%	2.48%	2.30%	2.22	%(3)(5)	2.24	%(3)(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements or recoveries	(1.10	)%**	(0.97)%	(0.99)%	(0.78)%	(0.40	)%(3)	(1.34	)%(3)^
After expense reimbursements or recoveries	(1.10	)%**	(0.97)%	(0.99)%	(0.78)%	(0.28	)%(3)	(1.28	)%(3)^
Portfolio turnover rate	30	%*	69%	24%	119%	185%		211%
(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. As of September 30, 2018 the Fund no longer charges a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These reimbursed amounts would increase the net investment loss ratio or decrease the net investment income ratio and recovered amounts would decrease the net investment loss ratio or increase the net investment income ratio, as applicable, had such reductions or increases not occurred.

(4)	Expenses before reductions (excluding dividend and interest expense for securities sold short) were 2.29% for the year ended June 30, 2016.
(5)	Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 2.23% for the year ended June 30, 2016.
*	Not annualized.
**	Annualized.
^	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2020 SEMI-ANNUAL REPORT

Financial Highlights

CCM Core Impact Equity Fund
(Formerly Quaker Impact Growth Fund)
(For a Share Outstanding Throughout each Period)

	Institutional Class
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2020 to		Years Ended June 30,
	December 31,
	2020		2020	2019	2018	2017		2016
Net asset value, beginning of period	$37.23		$35.96	$33.40	$29.12	$24.82		$27.62
Income from investment operations:
Net investment income (loss)(1)	(0.18)		(0.26)	(0.25)	(0.17)	(0.01)		(0.27)
Net realized and unrealized gain (loss) on investments	9.54		2.20	2.81	4.45	4.31		(2.53)
Total from investment operations	9.36		1.94	2.56	4.28	4.30		(2.80)
Distributions to shareholders from:
Net investment income	—		—	—	—	—		—
Net realized capital gain	(0.29)		(0.67)	—	—	—		—
Total distributions	(0.29)		(0.67)	—	—	—		—
Net asset value, end of period	$46.30		$37.23	$35.96	$33.40	$29.12		$24.82
Total Return(2)	25.16	%*	5.31%	7.66%	14.70%	17.32%		(10.14)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$10,326		$8,606	$8,746	$9,039	$9,005		$13,457
Ratio of expenses to average net assets:
Before expense reimbursements or recoveries	1.80	%**	1.84%	2.23%	2.05%	2.09	%(3)(4)	2.05	%(3)(4)
After expense reimbursements or recoveries	1.80	%**	1.84%	2.23%	2.05%	1.97	%(3)(5)	1.99	%(3)(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements or recoveries	(0.85	)%**	(0.72)%	(0.74)%	(0.53)%	(0.15	)%(3)	(1.09	)%(3)^
After expense reimbursements or recoveries	(0.85	)%**	(0.72)%	(0.74)%	(0.53)%	(0.03	)%(3)	(1.03	)%(3)^
Portfolio turnover rate	30	%*	69%	24%	119%	185%		211%
(1)	The average shares outstanding method has been applied for per share information.
(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value.
(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These reimbursed amounts would increase the net investment loss ratio or decrease the net investment income ratio and recovered amounts would decrease the net investment loss ratio or increase the net investment income ratio, as applicable, had such reductions or increases not occurred.

(4)	Expenses before reductions (excluding dividend and interest expense for securities sold short) were 2.04% for the year ended June 30, 2016.
(5)	Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 1.98% for the year ended June 30, 2016.
*	Not annualized.
**	Annualized.
^	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2020 SEMI-ANNUAL REPORT

Financial Highlights

CCM Small/Mid-Cap Impact Value Fund
(Formerly Quaker Small/Mid-Cap Impact Value Fund)
(For a Share Outstanding Throughout the Period)

	Advisor Class
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2020 to		Years Ended June 30,
	December 31,
	2020		2020		2019		2018	2017	2016
Net asset value, beginning of period	$11.49		$17.65		$23.23		$24.13	$20.09	$24.15
Income from investment operations:
Net investment income (loss)(1)	0.05		0.09		0.08		(0.23)	(0.20)	(0.08)
Net realized and unrealized gain (loss) on investments	2.77		(4.91)		0.12		3.03	4.24	(2.26)
Total from investment operations	2.82		(4.82)		0.20		2.80	4.04	(2.34)
Distributions to shareholders from:
Net investment income	(0.18)		(0.34)		—		—	—	—
Net realized capital gain	—		(1.00)		(5.78)		(3.70)	—	(1.72)
Total distributions	(0.18)		(1.34)		(5.78)		(3.70)	—	(1.72)
Net asset value, end of period	$14.13		$11.49		$17.65		$23.23	$24.13	$20.09
Total Return(2)	24.55	%*	(30.04)%		3.17%		12.07%	20.11%	(9.93)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$6,212		$5,890		$9,176		$4,737	$6,434	$6,431
Ratio of expenses to average net assets:
Before expense reimbursements	2.57	%(3)**	2.38	%(3)	2.84	%(3)	2.44%	2.21%	1.93%
After expense reimbursements	1.55	%(3)**	1.55	%(3)	2.65	%(3)	2.44%	2.21%	1.93%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements	(0.18	)%(3)**	(0.28	)%(3)	0.28	%(3)	(0.99)%	(0.89)%	(0.37)%
After expense reimbursements	0.84	%(3)**	0.55	%(3)	0.47	%(3)	(0.99)%	(0.89)%	(0.37)%
Portfolio turnover rate	25	%*	117%		111%		122%	146%	119%
(1)	The average shares outstanding method has been applied for per share information.
(2)
Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. As of September 30, 2018 the Fund no longer charges a sales charge.

(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These reimbursed amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

*	Not annualized.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

2020 SEMI-ANNUAL REPORT

Financial Highlights

CCM Small/Mid-Cap Impact Value Fund
(Formerly Quaker Small/Mid-Cap Impact Value Fund)
(For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2020 to		Years Ended June 30,
	December 31,
	2020		2020		2019		2018	2017	2016
Net asset value, beginning of period	$12.67		$19.36		$24.83		$25.49	$21.17	$25.29
Income from investment operations:
Net investment income (loss)(1)	0.08		0.13		0.15		(0.19)	(0.15)	(0.03)
Net realized and unrealized gain (loss) on investments	3.05		(5.41)		0.16		3.23	4.47	(2.37)
Total from investment operations	3.13		(5.28)		0.31		3.04	4.32	(2.40)
Distributions to shareholders from:
Net investment income	(0.22)		(0.41)		—		—	—	—
Net realized capital gain	—		(1.00)		(5.78)		(3.70)	—	(1.72)
Total distributions	(0.22)		(1.41)		(5.78)		(3.70)	—	(1.72)
Net asset value, end of period	$15.58		$12.67		$19.36		$24.83	$25.49	$21.17
Total Return(2)	24.69	%*	(29.89)%		3.47%		12.39%	20.41%	(9.71)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$12,932		$12,699		$10,811		$9,747	$20,952	$24,642
Ratio of expenses to average net assets:
Before expense reimbursements	2.32	%(3)**	2.13	%(3)	2.58	%(3)	2.19%	1.96%	1.68%
After expense reimbursements	1.30	%(3)**	1.30	%(3)	2.39	%(3)	2.19%	1.96%	1.68%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements	0.07	%(3)**	(0.03	)%(3)	0.53	%(3)	(0.74)%	(0.64)%	(0.12)%
After expense reimbursements	1.09	%(3)**	0.80	%(3)	0.72	%(3)	(0.74)%	(0.64)%	(0.12)%
Portfolio turnover rate	25	%*	117%		111%		122%	146%	119%
(1)	The average shares outstanding method has been applied for per share information.
(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value.
(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These reimbursed amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

*	Not annualized.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

2020 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited)

Note 1 — Organization

The Quaker Investment Trust (“Trust”), a diversified, open-end management investment company, was originally organized as a Massachusetts business trust on October 24, 1990, and was reorganized as a Delaware statutory trust on September 30, 2018.  The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest for each of its series. Currently, the Trust offers two series: CCM Core Impact Equity Fund (“Core Impact Equity”) (Formerly Quaker Impact Growth Fund) and CCM Small/Mid-Cap Impact Value Fund (“Small/Mid-Cap Impact Value”)(Formerly Quaker Small/Mid-Cap Impact Value Fund) (each a “Fund” and collectively, “Funds”). Both Funds are diversified.  The investment objectives of each Fund are set forth below.  Community Capital Management, Inc. (“CCM”) has managed the Funds since January 1, 2018.

Core Impact Equity and Small/Mid-Cap Impact Value commenced operations on November 25, 1996. The investment objective of these Funds is to seek long-term growth of capital. The investment objective of these Funds is non-fundamental in that this objective may be changed by the Board of Trustees (“Board” or “Trustees”) without shareholder approval. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The Funds offer two classes of shares: Advisor Class and Institutional Class. The Advisor Class shares are charged a distribution and service fee; and Institutional Class shares bear no distribution fee but have higher minimum investment thresholds. CCM has the ability to waive the minimum investment for Institutional Class shares at its discretion.

On February 1, 2019 the Trust amended and restated its Registration Statement to change each of the Funds’ performance reporting history.  The inception date for each of the Fund’s performance reporting history is now January 1, 2018, the date CCM became the Adviser to the Funds.

Note 2 — Summary of Significant Accounting Policies and Other Information

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.  Security Valuation. The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are generally valued at the last quoted sales price at the time of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price.

Debt and other fixed-income securities are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board.

The Funds may enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to defend the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the reporting period, if any, is included in the Statements of Assets and Liabilities.

Realized and unrealized gains and losses, if any, are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

For financial reporting purposes, investment transactions are recorded on the trade date; however, for purposes of executing shareholder transactions, the Funds record changes in holdings of portfolio securities no later than the first business day after the trade date in accordance with Rule 2a-4 of the 1940 Act. Accordingly, certain differences between net asset value for financial reporting and for executing shareholder transactions may arise.

The Funds have adopted fair valuation procedures to value securities at fair market value in certain circumstances, and the Trust has established an Investment Trading and Valuation Committee responsible for determining when fair valuing a security is necessary and appropriate. The Funds will value securities at fair market value when market quotations are not readily available or when securities cannot be accurately valued within established pricing procedures. The Investment Trading and Valuation Committee may also fair value foreign securities whose prices may have been affected by events occurring after the close of trading in their respective markets but prior to the time the Fund holding the foreign securities calculates its net asset value. The Funds’ fair valuation procedures are designed to help ensure that prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is defined as the price that the Fund may receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. The disclosure requirements utilize a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. A financial instrument’s level within the fair value hierarchy is based on the lowest level that is significant to the fair value measurement. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including the pricing model used and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s equity holdings are, the projected final distribution applied for lack of marketability. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement.

Various inputs may be used to determine the value of each Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 —	Quoted prices in active markets for identical securities.

2020 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Level 2 —
Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) municipal securities, long-term U.S. Government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy may include, but are not limited to, OTC options and international equity securities valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

Level 3 —
Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

For international equity securities traded on a foreign exchange or market which closes prior to a Fund’s Valuation Time, in order to adjust for events which occur between the close of the foreign exchange they are traded on and the close of the New York Stock Exchange, a fair valuation model is used, and these securities are categorized as Level 2.

A Fund may hold securities, some of which are classified as Level 3 investments (as defined below). Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these securities.

The value of a foreign security is generally determined as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the New York Stock Exchange (“NYSE”), if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 4:00 p.m. Eastern time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. If market quotations are not readily available for a foreign security or an event has occurred that caused a quotation to be unavailable or unreliable, the Investment Trading and Valuation Committee will fair value foreign securities using the procedures described below.

The Trust has adopted fair valuation procedures to value securities at fair market value when independent prices are unavailable or unreliable, and the Trust has established an Investment Trading and Valuation Committee that is responsible for determining when fair valuing a security is necessary and appropriate. Securities and assets for which market quotations are not readily available may be valued based upon valuation methods that include: (i) multiple of earnings; (ii) yield to maturity with respect to debt issues; (iii) discounts from market prices of similar freely traded securities; or (iv) a combination of these or other methods. Securities may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time the Fund calculates its net asset value (“NAV”) because an event had occurred since the closing prices were established on the domestic or foreign exchange or market but before the Fund’s NAV calculation.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s assets and liabilities:

CORE IMPACT EQUITY FUND

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$60,568,584	$—	$—	$60,568,584
Real Estate
Investment Trusts	2,862,299	—	—	2,862,299
Escrow Shares(1)	—	—	19,695	19,695
Escrow Notes(1)	—	—	0	0
Money Market Fund	2,043,948	—	—	2,043,948
Total Investments
in Securities	$65,474,831	$—	$19,695	$65,494,526

SMALL/MID-CAP IMPACT VALUE FUND

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$11,734,912	$—	$—	$11,734,912
Preferred Stocks	1,367,320	—	—	1,367,320
Real Estate
Investment Trusts	5,364,815	—	—	5,364,815
Money Market Fund	530,043	—	—	530,043
Total Investments
in Securities	$18,997,090	$—	$—	$18,997,090

(1)	See the Core Impact Equity Fund’s Schedule of Investments for industry classifications of the two securities noted as Level 3.

Level 3 Reconciliation

The following is a reconciliation of each Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

CORE IMPACT EQUITY FUND

					Net unrealized	Amortized
	Balance as of			Realized	appreciation	discounts/	Transfers in	Balance as of
	June 30, 2020	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	December 31, 2020
Escrow Shares	$28,449	$—	$—	$—	$(8,754)	$—	$—	$19,695
Escrow Notes	$0	$—	$—	$—	$—	$—	$—	$0
Total	$28,449	$—	$—	$—	$(8,754)	$—	$—	$19,695
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of December 31, 2020								$(8,754)

The following presents information about significant unobservable inputs related to Level 3 investments at December 31, 2020:

CORE IMPACT EQUITY FUND

	Fair Value at	Valuation	Unobservable	Input
	December 31, 2020	Technique	Input	Values
Escrow Shares
Airlines	$19,695	Market approach	Estimated obligations to other parties	60mm*
Escrow Notes
Retail	$0	Profitability expected return method	Uncertainty of any additional future payout	$0.00**

*	An increase in the unobservable input would decrease the valuation and a decrease in the unobservable input would increase the valuation.
**	An increase in the unobservable input would increase the valuation and a decrease in the unobservable input would decrease the valuation.

2020 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

B.  Federal Income Taxes. It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

In accordance with FASB Interpretation ASC 740, (“ASC 740”), each Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If this threshold is met, a Fund measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Funds identify their major tax jurisdictions as U.S. Federal, the Commonwealth of Massachusetts and the State of Delaware.  Management has reviewed the tax positions for each of the three open tax years as of June 30, 2020 and has determined that the implementation of ASC 740 does not have a material impact on the Funds’ financial statements. Each Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Net investment income or loss and net realized gains or losses may differ for financial statement and income tax purposes primarily due to investments that have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

C.  Security Transactions and Investment Income. Security transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income on debt securities is recorded daily on the accrual basis. Discounts and premiums on debt securities are amortized over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

D.  Short Sales of Investments. The Funds may make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

If a security pays a dividend while the Fund holds it short, the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Funds did not have any short sales during the six-month period ended December 31, 2020.

E.  Written Options Contracts. The Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The Funds did not have any written option contracts for the six-month period ended December 31, 2020.

F.  Purchased Options. The Funds may purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize either no gain or a loss on the purchase of the call option. A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities. The Funds did not have any purchased options for the six-month period ended December 31, 2020.

G.  Futures Contracts. The Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin.

Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The Funds did not enter into any futures contracts during the six-month period ended December 31, 2020.

2020 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

H.  Foreign Currency Transactions. Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Funds’ books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.

I.  Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The Funds did not enter into any forward foreign currency contracts during the six-month period ended December 31, 2020.

J.  Portfolio Investment Risks. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

K.  Multiple Class Allocations. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

L.  Expense Allocations. Expenses are allocated to each series based upon its relative proportion of net assets to the Trust’s total net assets or by other equitable means.

M.  Distributions to Shareholders. Each Fund generally declares dividends at least annually, payable in December, on a date selected by the Board. In addition, distributions may be made annually in December out of net realized gains through October 31 of that calendar year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

N.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

O.  Derivative Instruments. The Funds follow certain regulatory guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Funds may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

The Funds did not have any derivative instruments at December 31, 2020.

Note 3 — Investment Advisory Fee and Other Related Party Transactions

Community Capital Management, Inc. (“CCM” or “Adviser”) serves as investment adviser to each Fund.

Each Fund paid advisory fees shown in the table below for the six-month period ended December 31, 2020.  Amounts paid and reimbursed are expressed as dollar amounts and annualized percentages of average net assets.

		Percentage	Advisory	Percentage of
	Advisory	of Advisory	Fees	Advisory Fees
	Fees Paid	Fees Paid	Reimbursed	Reimbursed
Core Impact Equity	$232,597	0.75%	N/A	N/A
Small/Mid-Cap
Impact Value	85,073	0.90%	$96,663	1.02%

On May 1, 2019, CCM contractually agreed to waive a portion of its management fee and/or assume expenses to the extent necessary to reduce the total operating expenses of Small/Mid-Cap Impact Value (excluding 12b-1 fees, taxes, interest, acquired fund fees and expenses, short sale dividend and interest expense, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to  reorganizations litigation, conducting shareholder meetings, liquidations and other extraordinary expenses) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Small/Mid-Cap Impact Value Fund’s average daily net assets through October 28, 2021.  Pursuant to this agreement, CCM is entitled to recoup any fees that it waived and/or the Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by CCM will not cause the Fund to exceed any applicable expense limitation that was in place when the fees were waived or expenses were paid.  These waivers and reimbursements may be terminated at any time with respect to the Fund by the Board upon (60) days written notice to CCM without payment of any penalty and shall automatically terminate upon the termination of the Fund’s advisory contract with CCM.

2020 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

At December 31, 2020, the unreimbursed amount paid and/or waived by the Adviser on behalf of Small/Mid-Cap Impact Value that may be recovered is $320,675. The Adviser may recapture portions of the above amounts no later than the dates stated below:

	June 30,	June 30,	June 30,
	2022	2023	2024
Small/Mid-Cap Impact Value	$35,019	$188,993	$96,663

At December 31, 2020, a shareholder owned 45.81% of the outstanding shares of the Institutional Class of the Small/Mid-Cap Impact Value, which is deemed to be “control” as defined in the 1940 Act.

Foreside Fund Services, LLC (“Distributor”) serves as principal underwriter for the Trust. The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the 1940 Act for Advisor Class shares described below. There is no Rule 12b-1 distribution plan for Institutional Class shares of the Funds. The Advisor Class Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Advisor Class average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Advisor Class shareholders. The Advisor Class Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Fund’s shares, including personal services provided to prospective and existing shareholders.  Effective September 30, 2018, the Class C shares were merged into the Advisor Class shares. For the six-month period ended December 31, 2020, Rule 12b-1 fees incurred are disclosed on the statement of operations for each Fund.

For the six-month period ended December 31, 2020, the Trust paid Little Consulting Group, LLC the following fees for Chief Compliance Officer (“CCO”) services:

Fund	Amount
Core Impact Equity	$24,433
Small/Mid-Cap Impact Value	11,966

Note 4 — Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan on behalf of each of the Funds pursuant to which each Fund’s Class of shares may pay financial institutions; securities dealers and other industry professionals (“Shareholder Servicing Agents”) at an annual rate not to exceed 0.20% of the average daily net assets value.

For the six-month period ended December 31, 2020, shareholder servicing fees incurred are:

Fund	Amount
Core Impact Equity	$29,889
Small/Mid-Cap Impact Value	8,152

Note 5 — Purchases and Sales of Investments

For the six-month period ended December 31, 2020, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

Fund	Purchases	Sales
Core Impact Equity	$17,423,730	$20,815,966
Small/Mid-Cap Impact Value	4,518,239	7,609,984

Note 6 — Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at June 30, 2020 for each Fund were as follows:

		Gross	Gross	Net Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Core Impact Equity	$44,577,360	$14,647,367	$(2,526,260)	$12,121,107
Small/Mid-Cap Impact Value	20,816,412	1,798,058	(3,925,589)	(2,127,531)

As of June 30, 2020, the components of distributable earnings on a tax basis were as follows:

	Unrealized	Undistributed		Other	Total
	Appreciation	Ordinary	Undistributed	Accumulated	Distributable
Fund	(Depreciation)	Income	Capital Gain	Gain/(Loss)	Earnings/(Loss)
Core Impact Equity	$12,121,107	$—	$431,549	$(335,316)	$12,217,340
Small/Mid-Cap Impact Value	(2,127,531)	203,008	—	(6,762,525)	(8,687,048)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the differing book/tax treatment of unrealized appreciation (depreciation) on partnership adjustments.

Under current tax law, foreign currency and net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected to defer net capital and currency losses as indicated in the chart below.

At June 30, 2020, the capital loss carryovers, late year losses, post-October capital loss and the capital loss utilized for the Funds were as follows:

	Capital Loss
	Carryovers	Late Year	Post-October	Capital Loss
Fund	Indefinite	Loss	Capital Loss	Utilized
Core Impact Equity	$—	$335,316	$—	$—
Small/Mid-Cap Impact Value	—	—	6,762,525	—

2020 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 7 — Distributions to Shareholders

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The information set forth below is for each Fund as required by federal securities laws.

The tax character of dividends and distributions paid during the six-month period ended December 31, 2020* and for the fiscal year ended June 30, 2020 were as follows:

	Ordinary Income		Long-Term Capital Gain
	Six-Month Period Ended	Fiscal Year Ended	Six-Month Period Ended	Fiscal Year Ended
Fund	December 31, 2020	June 30, 2020	December 31, 2020	June 30, 2020
Core Impact Equity	$—	$—	$431,565	$1,118,696
Small/Mid-Cap Impact Value	$264,069	$1,027,832	$—	$869,858

*	Tax information for the six-month period ended December 31, 2020 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year ending June 30, 2021.

Note 8 — Fund Share Transactions

At December 31, 2020, there were an unlimited number of shares of beneficial interest with no par value authorized. The following table summarizes the activity in shares of each Fund:

	Core Impact Equity
	Six-Month Ended 12/31/20		Year Ended 6/30/20
	Shares	Value	Shares	Value
Shares sold:
Advisor Class	6,800	$278,266	21,178	$740,431
Institutional Class	4,779	199,919	18,683	690,288
Shares issued to shareholders due to reinvestment of distributions:
Advisor Class	7,843	337,710	24,107	888,323
Institutional Class	1,380	62,750	3,976	154,272
	20,802	$878,645	67,944	$2,473,314
Shares Redeemed:
Advisor Class	(108,515)	(4,314,415)	(250,804)	(8,715,963)
Institutional Class	(14,266)	(596,656)	(34,737)	(1,244,834)
	(122,781)	$(4,911,071)	(285,541)	$(9,960,797)
Net increase (decrease)	(101,979)	$(4,032,426)	(217,597)	$(7,487,483)

	Small/Mid-Cap Impact Value
	Six-Month Ended 12/31/20		Year Ended 6/30/20
	Shares	Value	Shares	Value
Shares sold:
Advisor Class	3,332	$41,552	85,693	$1,368,826
Institutional Class	32,457	440,877	724,315	13,021,106
Shares issued to shareholders due to reinvestment of distributions:
Advisor Class	5,243	73,825	34,789	623,772
Institutional Class	11,418	177,212	59,123	1,167,079
	52,450	$733,466	903,920	$16,180,783
Shares Redeemed:
Advisor Class	(81,268)	(1,009,044)	(127,790)	(1,859,725)
Institutional Class	(215,705)	(3,044,633)	(339,929)	(5,155,619)
	(296,973)	$(4,053,677)	(467,719)	$(7,015,344)
Net increase (decrease)	(244,523)	$(3,320,211)	436,201	$9,165,439

Note 9 — Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.

The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust, and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

Note 10 — Events Subsequent to the Semi-Annual Period Ended December 31, 2020

Management has evaluated portfolio related events and transactions that occurred subsequent to December 31, 2020 through the date of issuance of the financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the financial statements.

2020 SEMI-ANNUAL REPORT

Statement Regarding Basis for Approval of Investment Advisory Contract (unaudited)

At a meeting held on September 18, 2020 ( the “Meeting”) the Board of Trustees (the (“Board” or the “Trustees”) considered the continuation of the Investment Advisory Agreement between the Trust and  Community Capital Management, Inc. (the “Adviser” or “CCM”) (the “Advisory Agreement”). At the meeting, the Trustees who are not “interested persons” (as defined in the 1940 Act) reported to the full Board their considerations with respect to the Agreements, and the Board, including a majority of Independent Trustees considered and approved the renewal of the Agreement. The renewal of the Advisory Agreement is effective through September 2021.

In considering the continuation of the Advisory Agreement, the Independent Trustees reviewed and considered information provided by the Adviser at the Meeting and throughout the year at meetings of the Board and its committees. The Independent Trustees also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Adviser by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. The Independent Trustees reviewed and considered all of the factors they deemed relevant in approving the continuance of the Advisory Agreement, including, but not limited to:  (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Adviser from the relationship with each Fund; (iv) the extent to which economies of scale and fall out benefits are realized as each Fund grows.

Following the Independent Trustees’ discussion, the Board, including a majority of the Independent Trustees, determined to approve the continuation of the Advisory Agreement as follows:

In approving the continuance of the Advisory Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Advisory Agreement is fair and reasonable and that the approval of such Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services.  The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Adviser to the respective Fund and its shareholders. The Board reviewed and considered information that included, among other things, the impact of the Covid-19 pandemic on the Adviser’s business; descriptions of the Adviser’s business, personnel, and operations, including the Adviser’s business continuity plan, the experience and responsibilities of the Adviser’s investment professionals, and compensation of investment professionals; the services the Adviser provides to the Funds; and the Adviser’s compliance program.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Adviser to the respective Funds and their shareholders.

Fund Performance. The Board reviewed and considered the performance results of each Fund over the year-to-date period, one-year period and since the Adviser began managing the Funds on January 1, 2018.  Morningstar, Inc., an independent provider of investment company data, provided the Adviser with the relevant data comparing each Fund’s performance to that of its respective category peers.  The Board also reviewed and considered the performance returns for each Fund in comparison to a broad-based performance index.  The Board further reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year, including at the Meeting.

Quaker Impact Growth Fund:  The peer group for the Fund was the Morningstar Large Growth Category (Institutional Class Shares) and the performance index for the Fund was the Russell 1000 Growth Index.  The Board noted that the Fund had underperformed its category and index during the periods since the Adviser had taken over responsibility for managing the Fund.  The Board noted the repositioning of the Fund, the addition of portfolio manager resources for the management of the Fund, and the impact of the global pandemic on the Fund’s short-term returns. The Board concluded that it was satisfied with the Adviser’s efforts to improve the Fund’s performance.

Quaker Small/Mid-Cap Impact Value Fund:  The peer group for the Fund was the Morningstar Small Value Category (Institutional Class Shares) and the performance index for the Fund was the Russell 2000 Value Total Return Index.  The Board noted that the Fund had experienced strong calendar year performance in 2018 and parts of 2019. The Board also noted that the Fund’s performance had been impacted by the pandemic and that its relative performance over the past several months had shown signs of improvement.  The Board concluded that it was satisfied with the Fund’s performance since the Adviser began managing the Fund.

Comparative Fees and Expenses.  The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees.  Although the Board noted the Funds’ higher expenses relative to their Morningstar peer categories, the Board recognized the small asset base of each Fund impacted the ability to spread fixed costs across its respective shareholder base.  The Board acknowledged the Adviser’s efforts to increase each Fund’s distribution channels and profile among financial intermediaries to seek to increase its asset base  The Board also acknowledged the Adviser’s implementation of a fee waiver agreement to reduce the Smid-Cap Fund’s net expense ratio, which agreement the Adviser had agreed to contractually renew for another year.  The Board concluded that the Adviser’s contractual fee rate charged to each Fund is reasonable in light of the services provided and the Adviser’s commitment to growing the Funds.

Profitability and Fall-Out Benefits.  The Board considered possible costs, profitability and any “fall out” or ancillary benefits that may accrue to the Adviser as a result of its proposed relationship with the Funds.  The Board considered information provided by the Adviser about its lack of profitability in managing each Fund.  The Board noted management’s expenditures in implementing systems and meeting additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.  Based on the discussions with representatives of the Adviser and the relative size of the Funds, the Board concluded that there did not appear to be any significant benefits in this regard.

Economies of Scale.  The Board reviewed and considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders.  The Board noted that the Adviser assumed management responsibility for both Funds effective January 1, 2018 and that, as of September 18, 2020, the Funds’ combined assets were less than $100 million. The Board recognized that there would not likely be any economies of scale until each Fund’s assets grow to scale.

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Advisory Agreement for an additional one-year period through September 2021.

2020 SEMI-ANNUAL REPORT

Statement Regarding Liquidity Risk Management Program (unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Trust has adopted and implemented a liquidity risk management program (the (“Program”).  The program seeks to promote effective liquidity risk management for the Trust and to protect the Funds’ shareholders from dilution of their interests.  The Board has appointed the Adviser as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to the Adviser’s Investment Trading and Valuation Committee.  The Chief Compliance Officer (CCO) of the Adviser and the Trust is required to provide an annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum (“HLIM”), if applicable and any material changes to the Program.

At the Trust’s September 2020 board meeting, the CCO reviewed the Program Administrator’s annual written assessment of the Funds’ liquidity risk management program.  Reminding the Board that the purpose of the Program is to assess each Fund’s liquidity risk under both normal and reasonably foreseeable stressed market conditions.  She explained that the Funds’ Program Administrator uses ICE Data Services, a third-party vendor, to provide portfolio investment classification services, and the Report noted that each of the Fund’s primarily held investments that were classified as highly liquid during the review period of December 31, 2019 until June 30, 2020.  The Report noted that the Funds’ portfolios are expected to continue to hold highly liquid investments and be considered as “primarily highly liquid funds” (as defined in the Program) and can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a HLIM for the Funds and to adopt policies and procedures for responding to a HLIM shortfall. The Funds did not hold a significant portion of illiquid investments and the Funds were not required to file Form N-LIQUID during the review period.  The Report noted that no material changes had been made to the Program since the Board’s last approval of the Program.

The Program Administrator concluded that the Funds have been able to meet redemption needs in all market conditions during the review period without dilution to the Fund’s remaining investors.  The Program Administrator determined that the Program is adequately designed, is functioning effectively, and no adjustments were warranted.

2020 SEMI-ANNUAL REPORT

General Information (unaudited)

The Statement of Additional Information for the Trust includes additional information about the Trustees and Officers and is available, without charge, upon request by calling (800) 220-8888.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT.  Each Fund’s Part F of Form N-PORT, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge: (i) upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov. Each Fund’s Forms N-PORT EX may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available: (i) without charge, upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov.

2020 SEMI-ANNUAL REPORT

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QKSAR122020

(b)  Not applicable for this Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)
A Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1, Report to Shareholders, of this Form N-CSR.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22 (b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Quaker Investment Trust

By (Signature and Title)                      /s/Alyssa Greenspan
Alyssa Greenspan,
President/Principal Executive Officer

Date    March 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/Alyssa Greenspan
Alyssa Greenspan,
President/Principal Executive Officer

Date    March 4, 2021

By (Signature and Title)                      /s/James Malone
James Malone,
Treasurer/Principal Financial Officer

Date    March 4, 2021